Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefits
Schedule of analysis of net period cost

	2020		2019		2018
Analysis of net period cost:
Current service cost	Ps.	8,449	Ps.	8,214	Ps.	4,977
Interest cost on benefit obligation		2,630		1,872		1,424
Net period cost	Ps.	11,079	Ps.	10,086	Ps.	6,401

Schedule of changes in defined benefit obligation

	2020		2019
Defined benefit obligation at January 1,	Ps.	38,151	Ps.	18,153
Net period cost charged to profit or loss:
Current service cost		8,449		8,214
Interest cost on benefit obligation		2,630		1,872
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions		2,651		10,192
Payments made		(1,254)		(225)
Defined benefit obligation at December 31,	Ps.	50,627	Ps.	38,206

Summary of significant assumptions used in the computation of the seniority premium obligations

	2020	2019	2018
Financial:
Discount rate	7.04%	7.18%	9.91%
Expected rate of salary increases	5.50%	5.50%	5.65%
Annual increase in minimum salary	4.00%	4.00%	4.15%

Biometric:
Mortality (1)	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA	EMSSA 09, CEPAL* 2010 EL SALVADOR, CEPAL*2010 COSTA RICA	EMSSA 09
Disability (2)	IMSS-97	IMSS-97	IMSS-97

(1)	Mexican Experience of social security (EMSSA), Economic Commission for Latin America and the Caribbean (CEPAL for its Spanish acronym).
(2)	Mexican Experience of Instituto Mexicano del Seguro Social (IMSS).

Schedule of accruals for short-term employee benefits

	2020		2019
Employee profit-sharing (Note 15c)	Ps.	14,417	Ps.	24,097